SUBSEQUENT EVENTS	4 Months Ended	9 Months Ended
	Dec. 31, 2025	Sep. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the accompanying balance sheet date up to March 6, 2026, the date that the accompanying financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 5, 2026, the registration statement for the Company’s Initial Public Offering became effective.

On January 5, 2026, the Company agreed to pay the Sponsor or an affiliate a total of $20,000 per month for office space, utilities and secretarial and administrative support. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.

On January 7, 2026, the Company consummated the Initial Public Offering of 17,250,000 Units, which includes the full exercise by the underwriters of their over-allotment option of 2,250,000 Units, at $10.00 per Unit, generating gross proceeds of $172,500,000. Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of an aggregate of 8,150,000 Private Placement Warrants, at a price of $0.50 per Private Placement Warrant, in a private placement to the Sponsor and to the underwriters of the Initial Public Offering, generating gross proceeds of $4,075,000. Of those 8,150,000 Private Placement Warrants, the Sponsor purchased 7,000,000 Private Placement Warrants and the underwriters purchased 1,150,000 Private Placement Warrants.

Following the closing of the Initial Public Offering on January 7, 2026, an amount of $172,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units, and a portion of the net proceeds from the sale of the Private Placement Warrants, was held in a Trust Account.

On January 7, 2026, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering. As such, the 750,000 Founder Shares are no longer subject to forfeiture.

The underwriters were paid in cash an underwriting discount of $2,292,000, net of the cash underwriting discount of $8,000 for Units sold to Excluded Investors, upon closing of the Initial Public Offering on January 7, 2026. In addition, the underwriters were entitled to a deferred fee of $0.40 per Unit, or $6,876,000 in the aggregate, net of the deferred fee of $24,000 for Units sold to Excluded Investors. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination.

On January 7, 2026, the Company repaid the total outstanding balance of the Promissory Note amounting to $123,988. Borrowings under the Promissory Note are no longer available.

On January 7, 2026, the Company owed $72,804 to a related party for expenses which they have paid on the Company’s behalf. This amount was fully settled on January 9, 2026.

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date through November 5, 2026, the date that the unaudited condensed financial statements were issued. Based upon this review, other than disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

On October 15, 2026, the Company and Astrum filed a registration statement on Form F-4 in connection with the proposed Business Combination (the “Registration Statement”).

On October 30, 2026, the Company issued a Note in the amount of up to $200,000 to the Sponsor. See Note 2.